Provisions and Other Liabilities - Summary of Net Pre-tax Actuarial Loss (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of tax rate reflected in adjusted earnings [Abstract]
Net pre-tax actuarial loss	€ 2,834	€ (3,035)	€ (3,006)